October 12, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:                  VANGUARD TRUSTEES EQUITY FUND (THE TRUST)

FILE NO:       2-65955-99

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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo

Senior Counsel

The Vanguard Group, Inc.